Financial Instruments And Financial Risk Management - Rollforward of Level 3 Amounts Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Deferred consideration and other payables, short-term
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	$ 47,834	$ 47,834
Ending balance			$ 47,834
Deferred consideration, long-term
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	7,770	7,770
Ending balance		6,577	7,770
Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Reclassifications from long-term to short-term	9,000
Level 3 | Deferred consideration and other payables, short-term
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	47,821	47,821
Change in fair value		1,953
Payments		(50,072)
Other		298
Ending balance		0	47,821
Level 3 | Deferred consideration and other payables, short-term | Other Income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value		0
Level 3 | Deferred consideration and other payables, short-term
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	47,821	47,821	71,816
Change in fair value			900
Payments			(39,542)
Other			9,000
Ending balance			47,821
Level 3 | Deferred consideration and other payables, short-term | Other Income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value			5,647
Level 3 | Deferred consideration and other payables, short-term | Selling, general and administrative expense
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value			0
Level 3 | Derivative liabilities, short-term
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	0	0	1,172
Change in fair value			0
Payments			0
Other			0
Ending balance			0
Level 3 | Derivative liabilities, short-term | Other Income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value			(1,172)
Level 3 | Derivative liabilities, short-term | Selling, general and administrative expense
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value			0
Level 3 | Deferred consideration, long-term
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	7,770	7,770	17,651
Change in fair value		0	(881)
Payments		0	0
Other		(298)	(9,000)
Ending balance		6,577	7,770
Level 3 | Deferred consideration, long-term | Other Income
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value		(895)	0
Level 3 | Deferred consideration, long-term | Selling, general and administrative expense
Reconciliation of changes in fair value measurement, liabilities [abstract]
Change in fair value			0
Loans receivable, short-term
Changes in fair value measurement, assets [abstract]
Beginning balance	447	447
Ending balance		1,421	447
Loans receivable, short-term | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	0	0	565
Change in fair value			0
Payments			(1,837)
Other			0
Ending balance		0	0
Loans receivable, short-term | Level 3 | Other Income
Changes in fair value measurement, assets [abstract]
Change in fair value			0
Loans receivable, short-term | Level 3 | Selling, general and administrative expense
Changes in fair value measurement, assets [abstract]
Change in fair value			1,272
Loans receivable, long-term
Changes in fair value measurement, assets [abstract]
Beginning balance	823	823
Ending balance		826	823
Loans receivable, long-term | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	0	0
Ending balance		0	0
Investments
Changes in fair value measurement, assets [abstract]
Beginning balance	1,228	1,228
Ending balance		730	1,228
Investments | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	$ 660	660	660
Change in fair value		0	0
Payments		0	0
Other		0	0
Ending balance		600	660
Investments | Level 3 | Other Income
Changes in fair value measurement, assets [abstract]
Change in fair value		$ (60)	0
Investments | Level 3 | Selling, general and administrative expense
Changes in fair value measurement, assets [abstract]
Change in fair value			$ 0